UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                  11/11/04
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
30-Sep-04

                                TITLE OF               VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER               CLASS       CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN   MANAGERS    SOLE     SHARED    NONE
-----------------------         --------   ---------  ---------  -------  ---  ----  -------  ---------- --------- -------- --------
3M Company                      COM        88579y101      420        5255 SH         Sole                    5255
Abbott Laboratories             COM        002824100      241        5689 SH         Sole                    5689
Adaptec Inc.                    COM        00651F108    26071     3430332 SH         Sole                 2955332            475000
American Express Co.            COM        025816109    15449      300211 SH         Sole                  300211
American International Group    COM        026874107    40859      600957 SH         Sole                  482957            118000
American Power Conversion       COM        029066107    37872     2177780 SH         Sole                 1762780            415000
Ametek, Inc.                    COM        031100100      243        8000 SH         Sole                    8000
Amgen                           COM        031162100     8299      146076 SH         Sole                  146076
BP PLC - ADR                    COM        055622104      313        5436 SH         Sole                    5436
Bank of America Corp.           COM        060505104    38676      892585 SH         Sole                  722585            170000
Bank of New York                COM        064057102    30702     1052516 SH         Sole                  786516            266000
Baxter Int'l Inc.               COM        071813109    41485     1289957 SH         Sole                 1064957            225000
Becton, Dickinson & Co.         COM        075887109      212        4110 SH         Sole                    4110
Bellsouth Corp.                 COM        079860102      227        8369 SH         Sole                    8369
Belvedere Resources, Ltd.       COM        080903107        8       10000 SH         Sole                   10000
Biomet                          COM        090613100      738       15750 SH         Sole                   15750
Boston Scientific               COM        101137107     9372      235890 SH         Sole                  235890
Bristol-Myers                   COM        110122108    30205     1276070 SH         Sole                 1031070            245000
CVS Corp.                       COM        126650100    40138      952724 SH         Sole                  783724            169000
Chevron Texaco Corp.            COM        166764100      356        6636 SH         Sole                    6636
Chubb Corp.                     COM        171232101      261        3714 SH         Sole                    3714
Cigna High Income SHRS          COM        12551d109       29       10000 SH         Sole                   10000
Citigroup                       COM        172967101    39957      905635 SH         Sole                  714635            191000
Coca Cola                       COM        191216100     1000       24971 SH         Sole                   24971
Comcast Corp. - Special Class   COM        20030N200    24019      860294 SH         Sole                  666294            194000
Comerica Inc.                   COM        200340107     2439       41100 SH         Sole                   41100
Enviornmental Energy Service    COM        29406q101        0       10000 SH         Sole                   10000
Exxon Mobil Corporation         COM        30231g102     1793       37097 SH         Sole                   37097
Federal Natl. Mortgage Assn.    COM        313586109     8793      138694 SH         Sole                   97694             41000
First Place Financial Corp.     COM        33610t109      517       25825 SH         Sole                   25825
Freddie Mac                     COM        313400301    14061      215533 SH         Sole                  165533             50000
Gap Inc.                        COM        364760108    34364     1842573 SH         Sole                 1502573            340000
General Electric Co.            COM        369604103    47772     1422626 SH         Sole                 1150626            272000
General Mills                   COM        370334104    22954      511225 SH         Sole                  382525            128700
Guidant Corp.                   COM        401698105    52451      794237 SH         Sole                  648237            146000
Intel Corporation               COM        458140100    30559     1523379 SH         Sole                 1214379            309000
International Business Machine  COM        459200101      833        9711 SH         Sole                    9711
Interpublic Group               COM        460690100    13109     1237893 SH         Sole                  854893            383000
J. P. Morgan Chase & Co.        COM        46625H100    27672      696491 SH         Sole                  557391            139100
Johnson & Johnson               COM        478160104      975       17304 SH         Sole                   17304
Liberty Media Corp - A          COM        530718105    14717     1687753 SH         Sole                 1280522            407231
Lucent Technologies             COM        549463107     4231     1334740 SH         Sole                 1334740
Marsh & McLennan Cos Inc        COM        571748102    17897      391095 SH         Sole                  254395            136700
Medimmune Inc                   COM        584699102    52551     2217347 SH         Sole                 1835597            381750
Merck & Co., Inc.               COM        589331107    33870     1026369 SH         Sole                  857369            169000
Merrill Lynch & Co.             COM        590188108    37160      747378 SH         Sole                  583378            164000
Microsoft Corporation           COM        594918104    41091     1486120 SH         Sole                 1189320            296800
Morgan Stanley                  COM        617446448    41114      833962 SH         Sole                  670962            163000
Nokia Corp.                     COM        654902204    31852     2321541 SH         Sole                 1911541            410000
Novellus Systems                COM        670008101    39186     1470956 SH         Sole                 1173656            297300
Office Depot Inc.               COM        676220106    27333     1818550 SH         Sole                 1580150            238400
Pfizer, Inc.                    COM        717081103    57431     1876828 SH         Sole                 1626828            250000
Ross Stores Inc.                COM        778296103     2972      126805 SH         Sole                  126805
Royal Dutch Petr.               COM        780257804      321        6215 SH         Sole                    6215
Sky Financial Group Inc.        COM        83080p103      448       17903 SH         Sole                   17903
Symbol Technologies, Inc.       COM        871508107    39344     3112680 SH         Sole                 2492680            620000
Tidewater Inc.                  COM        886423102    27396      841670 SH         Sole                  665670            176000
Time Warner Inc                 COM        887317105      360       22286 SH         Sole                   22286
Verizon Communications          COM        92343v104      575       14600 SH         Sole                   14600
Vishay Intertechnology          COM        928298108    29509     2287527 SH         Sole                 1817527            470000
Wachovia Corp.                  COM        929903102      718       15290 SH         Sole                   15290
Wal-Mart Stores, Inc.           COM        931142103      539       10135 SH         Sole                   10135
Walt Disney Company             COM        254687106    34621     1535288 SH         Sole                 1301288            234000
Wells Fargo Company             COM        949746101      313        5257 SH         Sole                    5257
Wyeth                           COM        983024100    43783     1170672 SH         Sole                  954672            216000
A&S Development LLC Limited A33            1014280        100      100000 SH         Sole                  100000
Alt Health Care Systems                    021452107        0       15000 SH         Sole                   15000
E-Kong Group Ltd.                          G2952Q109        0       12500 SH         Sole                   12500
FEOCII Subscription Agreement              8324009        100      100000 SH         Sole                  100000
Gulf International Minerals (C             402290100        7       50000 SH         Sole                   50000
International Meta Systems                 45986b108        0       25830 SH         Sole                   25830
Prism Support Hldgs LLC                    3030551          0      250000 SH         Sole                  250000
OceanBoy Farms Inc.                        674990528        0      124995 SH         Sole                  124995
REPORT SUMMARY                       73 DATA RECORDS  1224983    49809937                                40902956           8906981